Schedule I - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Parent Company Only Financial Information [Line Items]
Net cash (used in) provided by operating activities	$ 15,084	$ (30,705)
Cash flows from investing activities:
Net cash provided by investing activities	(55,269)	(25,113)
Cash flows from financing activities:
Repayments of long-term debt	(623,732)	(413,553)
Contributions by members		71,250
Distribution to members		(1,674)
Net cash provided by (used in) financing activities	48,989	48,579
Effect of exchange rate changes on cash and cash equivalents	(6,769)	9,007
Net (decrease) increase in cash and cash equivalents	2,035	1,768
Cash and cash equivalents, beginning of year	205,142	203,324	$ 203,324
Cash and cash equivalents, end of period	207,177	205,092	205,142	$ 203,324
Predecessor
Parent Company Only Financial Information [Line Items]
Net cash (used in) provided by operating activities			8,210	32,753
Cash flows from investing activities:
Net cash provided by investing activities			(58,116)	(117,247)
Cash flows from financing activities:
Repayments of long-term debt			(868,990)	(687,294)
Contributions by members			71,250
Distribution to members			(1,726)	(2,249)
Net cash provided by (used in) financing activities			38,471	42,180
Effect of exchange rate changes on cash and cash equivalents			13,253	(8,062)
Net (decrease) increase in cash and cash equivalents			1,818	(50,376)
Cash and cash equivalents, beginning of year	205,142	203,324	203,324	253,700
Cash and cash equivalents, end of period			205,142	203,324
Evo Investco, LLC | Predecessor
Parent Company Only Financial Information [Line Items]
Net cash (used in) provided by operating activities			(4,369)	2,280
Cash flows from investing activities:
Distribution from equity method subsidiary				35,000
Net cash provided by investing activities				35,000
Cash flows from financing activities:
Repayments of long-term debt			(65,208)	(35,000)
Contributions by members			71,250
Distribution to members			(1,726)	(2,249)
Net cash provided by (used in) financing activities			4,316	(37,249)
Effect of exchange rate changes on cash and cash equivalents			0	0
Net (decrease) increase in cash and cash equivalents			(53)	31
Cash and cash equivalents, beginning of year	$ 127	$ 180	180	149
Cash and cash equivalents, end of period			$ 127	$ 180